Land Use Rights, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 106,963	$ 111,389